Equity Investments (Details 2) In Thousands, unless otherwise specified	1 Months Ended
	Feb. 28, 2009 Beijing Badaling Green Photovoltaic Power Generation Co., Ltd.. Yingli China and two other entities CNY	Jul. 31, 2011 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China and two other entities CNY	Feb. 28, 2010 Beijing Jingyi Renewable Energy Engineering Co., Ltd.. Yingli China and two other entities CNY	Nov. 30, 2012 China Develop Zhengxin Investment Fund USD ($)	Nov. 30, 2012 China Develop Zhengxin Investment Fund CNY	Nov. 30, 2012 China Develop Zhengxin Investment Fund Yingli Hainan with another twenty investors
Cost method investment
Period of operation of investee						10 years
Amount contributed to acquire equity interest	600	1,875	10,000	$ 24,077	150,000
Equity interest (as a percent)	10.00%		10.00%	4.76%	4.76%